Significant events - Support Program (Details) - loan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Modification period of loans and advances to customers	4 months
Additional modification period of loans and advances to customers	2 months
Number of loans registered/participating in the Support Program	0	0	531,636